Revenue from Contracts with Customers - Details of Amortization Costs Recognized as Cost of Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Amortization costs recognized as cost of revenues	₩ 998	₩ 2,036	₩ 2,231